UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
April 30, 2012 (Unaudited)

Shares				Value
COMMON STOCKS - 93.31%

Consumer Discretionary - 10.11%
20,000	Activision Blizzard, Inc.			257,500
5,000	Apollo Group, Inc. Class-A *			176,100
8,000	DeVry, Inc. *			257,200
6,000	The McGraw-Hill Companies, Inc.			295,020
4,000	Time Warner, Inc.			149,900
				1,135,720
Consumer Staples - 1.43%
5,000	Altria Group, Inc.			161,050

Energy - 0.86%
6,000	Alpha Natural Resources, Inc. *			96,780

Financials - 13.84%
4	Berkshire Hathaway, Inc. Class-A *			483,200
3,000	Berkshire Hathaway, Inc. Class-B *			241,350
30,000	Gleacher & Co., Inc. *			31,200
10,000	JP Morgan Chase & Co.			429,800
3,000	Visa, Inc.			368,940
				1,554,490
Healthcare - 16.30%
5,500	AmerisourceBergen Corp.			204,655
6,000	Forest Laboratories, Inc. Class-A *			208,980
5,000	Gilead Sciences, Inc. *			260,100
8,000	Eli Lilly & Co.			331,120
7,000	Medtronic, Inc.			267,400
8,400	Teva Pharmaceutical Industries, Ltd. ADR			384,426
4,000	United Therapeutics Corp. *			175,000
				1,831,681
Industrial - 16.06%
20,000	Exelis, Inc.			230,600
25,000	General Electric Co.			489,500
3,700	Northrop Grumman Corp.			234,136
10,000	Oshkosh Corp. *			228,300
7,000	Raytheon Co.			378,980
20,000	SAIC, Inc. *			243,200
				1,804,716
Information Technology - 30.72%
30,000	Applied Materials, Inc.			359,700
5,000	BMC Industries, Inc. *			206,300
10,000	CA, Inc.			264,200
15,000	Cisco Systems, Inc.			302,325
12,000	Dell, Inc. *			196,440
25,000	Entropic Communications, Inc. *			105,750
500	Google, Inc. *			302,425
25,000	GT Solar International *			162,375
12,500	Hewlett-Packard Co. *			309,500
14,000	Lender Processing Services, Inc. *			371,700
26,000	Marvell Technology Group, Ltd. (Bermuda) *			390,260
15,000	Microsoft Corp.			480,225
				3,451,200
Materials - 3.99%
10,000	Alcoa, Inc.			97,300
5,000	Freeport-McMoRan Copper & Gold, Inc.			191,500
15,000	Noranda Aluminum Corp. *			159,300
				448,100

TOTAL FOR COMMON STOCKS (Cost $11,058,985) - 93.31%				10,483,737

SHORT TERM INVESTMENTS - 6.82%
765,921	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $765,921)			765,921

TOTAL FOR SHORT TERM INVESTMENTS (Cost $765,921) - 6.86%				765,921

TOTAL INVESTMENTS (Cost $11,824,906) - 100.13%				11,249,658

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13%)				(14,565)

NET ASSETS - 100.00%				$ 11,235,093

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2012.

Fallen Angels Value Fund
Notes to Financial Statements
April 30, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,824,906 amounted to $575,248, which consisted of aggregate gross unrealized appreciation of $850,711 and aggregate gross unrealized depreciation of $1,425,959.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	10,483,737	$0	$0	$10,483,737
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$765,921	$0	$0	$765,921
Total	$11,249,658	$0	$0	$11,249,658

Fallen Angels Income Fund
Schedule of Investments
April 30, 2012 (Unaudited)

Shares				Value

CLOSED END MUTUAL FUNDS - 15.35%
25,000	Adams Express Co.			$ 276,750
60,000	BlackRock Income Trust			453,000
15,000	Eaton Vance Tax Advantaged Dividend Income Fund			249,000
17,000	Royce Value Trust			233,580
20,000	Templeton Emerging Markets Income Fund			312,200

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $1,355,668) - 15.35%				1,524,530

COMMON STOCK - 49.60%

Consumer Discretionary - 1.87%
3,200	Target Corp.			185,408

Consumer Staples - 7.05%
5,000	Altria Group, Inc.			161,050
2,600	Pepsico, Inc.			171,600
3,000	Procter & Gamble Co.			190,920
6,100	Sysco Corp.			176,290
				699,860
Energy - 4.91%
2,000	ConocoPhillips			143,260
2,200	Exxon Mobil Corp.			189,948
9,000	Penn West Petroleum Ltd. (Canada)			154,260
				487,468
Financials - 7.67%
7,900	Bank of New York Mellon Corp.			186,835
1,000	Blackrock, Inc.			191,580
4,400	JP Morgan Chase & Co.			189,112
5,800	Wells Fargo & Co.			193,807
				761,334
Healthcare - 5.65%
2,000	Abbot Laboratories			124,120
3,200	Johnson & Johnson			208,320
10,000	Pfizer, Inc.			229,000
				561,440

Industrials - 10.14%
1,609	B.F. Goodrich Co.			201,865
16,600	Exelis, Inc.			191,398
10,400	General Electric Co.			203,632
2,200	Lockheed Martin Corp.			199,188
3,900	Raytheon Co.			211,146
				1,007,229
Information Technology - 5.70%
6,000	Microsoft Corp.			192,090
5,250	Motorola Mobility Holdings, Inc. *			203,805
5,500	Paychex, Inc.			170,390
				566,285
Telecommunications Services - 4.68%
8,000	AT&T Corp.			263,280
5,000	Verizon Communication, Inc.			201,900
				465,180
Utilities - 1.92%
3,900	Exelon Corp.			191,149

TOTAL FOR COMMON STOCKS (Cost $4,420,804) - 49.60%				4,925,353

CORPORATE BONDS - 8.93%
148,000	Arch Coal, Inc., 7.25%, 10/01/2020			132,460
143,000	Ceasars Entertainment, 12.75%, 04/15/2018			121,729
110,000	Gymboree Corp., 9.125%, 12/01/2018			103,950
148,000	JC Penny Corp., 5.65%, 06/01/2020			143,560
95,000	Jones Group, 6.875%, 03/15/2019			92,506
205,000	NRG Enery, Inc., 7.625%, 05/15/2019			201,925
100,000	Nuveen Investments SR Note 5.50%, 09/15/2015			91,000

TOTAL FOR CORPORATE BONDS (Cost $890,621) - 8.93%				887,130

EXCHANGE TRADED FUNDS - 2.04%
5,200	iShares S&P U.S. Preferred Stock Index			202,488

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $139,712) - 2.04%				202,488

GOVERNMENT BONDS - 1.02%
101,000	US Treasury Bill, 05/31/2012			100,993

TOTAL FOR GOVERNMENT BONDS (Cost $100,991) - 1.02%				100,993

LIMITED PARTNERSHIP - 4.00%
8,000	Energy Transfer Partners L.P.			397,040

TOTAL FOR LIMITED PARTNERSHIP (Cost $348,970) - 4.00%				397,040

MORTGAGE BACKED SECURITIES - 1.30%
47,753	Credit Suisse Mortgage Capital Certificate, 5.711%, 02/15/2039			50,893
22,248	CSFB Mortgage Securities Corp., 5.100%, 08/15/2038			22,577
13,254	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/2041			13,291
42,183	J.P. Morgan Chase & Co., 5.250%, 01/12/2043			42,304

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $125,060) - 1.30%				129,065

PREFERRED SECURITIES - 6.35%
6,200	JC Penney (Cortz) 7.625%			159,960
7,000	SLM Corp. 6.970%			317,100
6,190	SunAmerica (Cortz) 6.700%			153,698

TOTAL FOR PREFERRED SECURITIES (Cost $621,023) - 6.35%				630,758

REAL ESTATE INVESTMENT TRUST - 2.54%
10,000	Hospitality Property Trust 7.000%			252,000

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $246,146) - 2.54%				252,000

UNCLASSIFIED - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *			0

TOTAL FOR UNCLASSIFIED (Cost $48,230) - 0.00%				0

SHORT TERM INVESTMENTS - 9.96%
989,441	First American Treasury Obligation Fund Class Z 0.00% **			989,441

TOTAL SHORT TERM INVESTMENTS (Cost $989,441) - 9.96%				989,441

TOTAL INVESTMENTS (Cost $9,286,666) - 101.09%				10,038,798

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09%)				(107,841)

NET ASSETS - 100.00%				$ 9,930,957

† This security has been valued according to the fair value pricing policies of the Fund.
* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2012.

Fallen Angels Income Fund
Written Options
April 30, 2012

PUT OPTIONS WRITTEN - 5.71%

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price			Value

	Chevron Corp.
1,000	May 2012 Put @ 95.00			100

	Total (Premiums Received $1,140)			$ 100

Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,286,666 amounted to $753,171, which consisted of aggregate gross unrealized appreciation of $928,521 and aggregate gross unrealized depreciation of $175,350.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	1,524,530	$0	$0	$1,524,530
Common Stock	4,925,353	$0	$0	$4,925,353
Corporate Bonds	887,130	$0	$0	$887,130
Exchange Traded Funds	202,488	$0	$0	$202,488
Preferred Securities	630,758	$0	$0	$630,758
Real Estate Invesment Trusts	252,000	$0	$0	252,000
Mortgage Backed Securities	129,065	$0	$0	129,065
Limited Partnerships	397,040	$0	$0	$397,040
Government Bonds	100,993	$0	$0	$100,993
Unclassified	0	$0	$0	$0
Cash Equivalents	989,441	$0	$0	$989,441
Total	10,038,798	$0	$0	$10,038,798

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date June 26, 2012